SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2012
SUBSEQUENT EVENTS [Text Block]

NOTE 12 – SUBSEQUENT EVENTS

a)	Exercise of Stock Options

On February 2, 2012, a former director of the Company exercised 60,000 options to purchase common shares at an exercise price of $0.25 per share. On February 16, 2012, the Company’s former President exercised 160,000 options to purchase common shares at an exercise price of $0.37 per share and a former consultant exercised 20,000 options to purchase common shares at an exercise price of $0.37 per share. Accordingly, the Company issued 240,000 common shares for gross proceeds of $81,600.

b)	Expiration of Stock Options and Warrants

On February 20, 2012, 100,000 stock options exercisable at $0.675 and 100,000 stock options exercisable at $0.855 expired. On April 11, 2012, 900,000 warrants exercisable at $1.25 per share expired.